ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS
ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS
Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2019:	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$175.0	$—	$—	$175.0	16.3%
(b) At book value less current surrender charge of 5% or more	2.4	—	—	2.4	0.2%
(c) At fair value	—	—	578.5	578.5	53.9%
(d) Total with adjustment or at fair value (Total of 1 through 3)	177.4	—	578.5	755.9	70.4%

(e) At book value without adjustment (minimal or no charge or adjustment)	246.9	—	—	246.9	23.0%
2. Not subject to discretionary withdrawal	70.2	—	—	70.2	6.6%
3. Total (Gross: Direct + Assumed)	494.5	—	578.5	1,073.0	100.0%

4. Reinsurance ceded	494.5	—	—	494.5
5. Total (net) (C) - (D)	$—	$—	$578.5	$578.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total		% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—		—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—	—%
(c) At fair value	—	—	—	—		—%
(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—		—%

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	1.4		52.1%
2. Not subject to discretionary withdrawal	1.3	—	—	1.3		47.9%
3. Total (Gross: Direct + Assumed)	2.7	—	—	2.7		100.0%

4. Reinsurance ceded	2.7	—	—	2.7
5. Total (net) (C) - (D)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total		% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—		—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—	—%
(c) At fair value	—	—	—	—		—%
(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—		—%

(e) At book value without adjustment (minimal or no charge or adjustment)	43.4	—	—	43.4		98.2%
2. Not subject to discretionary withdrawal	0.8	—	—	0.8		1.8%
3. Total (Gross: Direct + Assumed)	44.2	—	—	44.2		100.0%

4. Reinsurance ceded	40.5	—	—	40.5
5. Total (net) (C) - (D)	$3.7	$—	$—	$3.7

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

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(1) The entire Separate Accounts reserve total of $578.5 million is ceded as part of a modified coinsurance basis treaty with Protective.